Investment Objectives and Goals - LGM Risk Managed Total Return Fund	Sep. 26, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – LGM Risk Managed Total Return Fund
Objective [Heading]	Investment Objectives:
Objective, Primary [Text Block]	The Fund seeks to provide total return from capital appreciation and income with lower volatility than the S&P 500 Index,
Objective, Secondary [Text Block]	with a secondary objective of limiting risk during unfavorable or declining market conditions.